Guarantees granted, commitments and contingent liabilities - Disclosure of maturity analysis of purchase obligations (Details) € in Millions	Dec. 31, 2024 EUR (€)
2025
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 1,575
2026
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	3,169
2027
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	3,849
2028
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	4,274
2029
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	4,398
Later than five years
Disclosure Of Maturity Analysis For Minimum Purchase Obligations [Line Items]
Minimum purchase obligation payable	€ 2,606